Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid Expenses and Other Current Assets
NOTE 6: PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consist of the following:

	December 31, 2013	December 31, 2012
Prepaid voyage and operating costs	$ 12,621	$ 6,414
Claim receivables	8,658	3,953
Advances to agents	795	669
Short-term derivative assets	—	1,275
Prepaid taxes	4,750	2,986
Other	2,155	4,585
Total prepaid expenses and other current assets	$ 28,979	$ 19,882

Claims receivable mainly represents claims against vessels' insurance underwriters in respect of damages arising from accidents or other insured risks, as well as claims under charter contracts including off-hires. While it is anticipated that claims receivable will be recovered within one year, such claims may not all be recovered within one year due to the attendant process of settlement. Nonetheless, amounts are classified as current as they represent amounts currently due to the Company. All amounts are shown net of applicable deductibles.